Note 13 Loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	€ 369,761	€ 357,351
On demand [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	3,064	4,101
Credit card debt [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	21,446	18,898
Trade receivables [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	22,824	25,987
Lease receivables [member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	9,091	8,571
Reverse repurchase agreements [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	102	102
Other term loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	307,234	294,059
Advances that are not loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	€ 6,001	€ 5,633